Loans and borrowings - Additional Information (Details) £ in Millions, kr in Millions		8 Months Ended	12 Months Ended
	May 03, 2017 EUR (€)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 USD ($)	Jan. 31, 2018 USD ($)	Dec. 31, 2017 GBP (£)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 SEK (kr)	Dec. 20, 2017 EUR (€)	Dec. 20, 2017 USD ($)	May 03, 2017 USD ($)	Apr. 21, 2017 EUR (€)	Apr. 21, 2017 USD ($)	Dec. 31, 2016 EUR (€)	Dec. 31, 2016 USD ($)
Disclosure of detailed information about borrowings [line items]
Line of credit facility, maximum borrowing capacity	€ 80,000,000.0
Borrowings		€ 1,398,400,000											€ 1,446,800,000
Deferred transaction costs written off		€ 15,700,000
Percentage of consolidated gross assets or adjusted EBITDA held individually by companies in Guarantor Group			5.00%
Percentage of consolidated gross assets or adjusted EBITDA held by Guarantor Group in total			80.00%
Guarantee amount						$ 50,300,000	kr 495							$ 45,900,000
Findus Sverige AB
Disclosure of detailed information about borrowings [line items]
Guarantee amount						30,500,000	kr 300							31,300,000
Senior USD Debt
Disclosure of detailed information about borrowings [line items]
Notional amount | $						$ 610,000,000			$ 610,000,000.0	$ 610,000,000.0		$ 610,000,000.0
Annual principal payment	6,100,000
Borrowings | $				$ 50,000,000
Reduction in interest rate		0.50%			0.50%	0.50%	0.50%
Incremental term loan | $									$ 50,000,000.0
Senior EURO Debt
Disclosure of detailed information about borrowings [line items]
Notional amount	500,000,000.0	€ 500,000,000						€ 500,000,000.0
Borrowings | $				$ 58,000,000
Reduction in interest rate		0.25%			0.25%	0.25%	0.25%
Incremental term loan								58,000,000.0
2024 fixed rate senior secured notes
Disclosure of detailed information about borrowings [line items]
Notional amount	€ 400,000,000.0	€ 400,000,000
Interest rate	3.25%									3.25%
2020 floating rate senior secured notes
Disclosure of detailed information about borrowings [line items]
Deferred transaction costs written off	€ 15,700,000
Revolving Credit Facility
Disclosure of detailed information about borrowings [line items]
Line of credit facility, maximum borrowing capacity		80,000,000.0
Letters of credit, overdrafts, customer bonds and bank guarantees utilized against the credit facility | $						$ 14,000,000								$ 13,200,000
Deferred borrowing costs | 2024 fixed rate senior secured notes
Disclosure of detailed information about borrowings [line items]
Borrowings	€ 9,800,000
Deferred borrowing costs | Senior US Debt and Senior Euro Debt
Disclosure of detailed information about borrowings [line items]
Borrowings								€ 2,500,000
Derivative financial instruments | Cross currency interest rate swap | Cash flow hedges
Disclosure of detailed information about borrowings [line items]
Notional amount		€ 299,300,000			£ 226.7						€ 570,500,000
Payment for cross currency interest rate swaps | $			$ 610,000,000
Derivative financial instruments | Cross currency interest rate swap | Hedges of net investment in foreign operations
Disclosure of detailed information about borrowings [line items]
Notional amount | £					£ 187.6
Findus Sverige AB
Disclosure of detailed information about borrowings [line items]
Proportion of ownership interest in subsidiary			100.00%